Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 38,514	$ 31,961
State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	1,252	2,662
Fair Value, Inputs, Level 1 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 1 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	38,514	31,961
Fair Value, Inputs, Level 2 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	1,252	2,662
Fair Value, Inputs, Level 3 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 3 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 0	$ 0